Apr. 02, 2018
SEMPER U.S. TREASURY MONEY MARKET FUND
SEMPER U.S. TREASURY MONEY MARKET FUND
Effective December 1, 2018, Semper Capital Management (the “Adviser”) has voluntarily agreed to waive its entire advisory fee and reimburse all of the Fund’s expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses, and extraordinary expenses). The Adviser is not contractually obligated to waive such fees and/or reimburse such expenses and the voluntary agreement may be terminated at any time by the Adviser.

This voluntary agreement does not replace or otherwise supersede the contractual expense limitation agreement currently in place for the Fund, which may only be raised or eliminated with the consent of the Board of Trustees.